Supplementary Financial Information (Schedule Of Property, Plant And Equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property Plant and Equipment [Line Items]
Total assets in service	$ 21,717	$ 20,234
Less accumulated depreciation	7,255	6,836
Net of accumulated depreciation	14,462	13,398
Construction work in progress	402	416
Held for future use	15	15
Property, plant and equipment - net	14,879	13,829
Distribution [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 12,467	11,369
Composite depreciation rate	2.90%
Avg. life	34 years 3 months 18 days
Transmission [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 7,870	7,734
Composite depreciation rate	2.90%
Avg. life	34 years 8 months 12 days
Other Assets [Member]
Property Plant and Equipment [Line Items]
Total assets in service	$ 1,380	$ 1,131
Composite depreciation rate	7.10%
Avg. life	14 years 1 month 6 days